Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Cost [Abstract]
Fixed payments	$ 1,118	$ 1,121
Variable Lease Cost	13
Total operating lease cost	1,131	1,121
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,196	1,446
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases		4,411
Operating leases:
Operating lease right-of-use assets	3,843	4,573
Current maturities of operating leases	745	861
Non-current operating leases	3,640	4,045
Total operating lease liabilities	$ 4,385	$ 4,906
Weighted average remaining lease term
Operating leases	8 years 1 month 28 days	8 years 5 months 1 day
Weighted average discount rate
Operating leases	12.73%	12.12%